SHARE-BASED PAYMENTS - 2020 & 2013 Incentive Stock Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 13, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Aggregate shares of stock options granted	2,732,000	91,688
Initial Public Offering
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Exercise price			$ 4.15
Omnibus Incentive Stock Plan, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Common stock, capital shares reserved for future issuance	3,300,000
Omnibus Incentive Stock Plan, 2020 | Initial Public Offering
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Common stock, capital shares reserved for future issuance	568,000
Aggregate shares of stock options granted	2,732,000
Omnibus Incentive Stock Plan, 2020 | Initial Public Offering | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Exercise price	$ 3.85
Omnibus Incentive Stock Plan, 2020 | Initial Public Offering | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Exercise price	$ 4.15
2013 Incentive Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Number of shares authorized	1,196,356	1,196,356
Number of shares available for grant	33,253	33,253
Vesting period	4 years